Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Organization
1.	Business and Organization

CNL Growth Properties, Inc. (formerly Global Growth Trust, Inc.) was organized in Maryland on December 12, 2008. The term “Company” includes, unless the context otherwise requires, CNL Growth Properties, Inc., Global Growth, LP, a Delaware limited partnership (the “Operating Partnership”), Global Growth GP, LLC, and other subsidiaries of the Company. The Company operates, and has elected to be taxed, as a real estate investment trust (“REIT”) for U.S. federal income tax purposes commencing with its taxable year ended December 31, 2010.

The Company was formed to acquire and operate a portfolio of diverse commercial real estate and real estate-related assets on a global basis. The Company may invest in a range of real estate sectors, including office properties, retail centers, business and industrial parks (including warehouse, manufacturing and distribution facilities), multifamily properties (including student and senior housing), hospitality properties, healthcare properties and self-storage properties, as well as other classifications of commercial real estate property. The Company will focus on acquiring properties with potential for capital appreciation, such as properties to be developed or under development. Based on current domestic and international market conditions and investment opportunities, the Company has focused and expects in the near term to continue to focus on multifamily development properties located in the United States, although we may also acquire properties in other real estate sectors, as well as other classifications of commercial real estate property. In addition, depending on future investment opportunities, the Company may invest up to 30% of its assets in properties located outside of the United States.

The Company is externally advised by CNL Global Growth Advisors, LLC (the “Advisor”) and its property manager is CNL Global Growth Managers, LLC (the “Property Manager”), each of which is a Delaware limited liability company and a wholly owned affiliate of CNL Financial Group, LLC, the Company’s sponsor. CNL Financial Group, LLC is an affiliate of CNL Financial Group, Inc. (“CNL”). The Advisor is responsible for managing the Company’s affairs on a day-to-day basis and for identifying and making acquisitions and investments on behalf of the Company pursuant to an advisory agreement between the Company, the Operating Partnership and the Advisor. Substantially all of the Company’s acquisition, operating, administrative and certain property management services are provided by sub-advisors to the Advisor and sub-property managers to the Property Manager. The Company’s Advisor has subcontracted with CNL Global Growth Sub-Advisors, LLC, Macquarie Infrastructure and Real Assets, Inc. (“MIRA”) and MGPA Advisory (Singapore) Pte (“MGPA Advisory”) to perform substantially all of these functions as sub-advisors. In addition, certain unrelated sub-property managers have been engaged by the Company to provide certain property management services.

On October 20, 2009, the Company commenced its initial public offering of up to $1.5 billion of shares of common stock (150 million shares of common stock at $10.00 per share) (the “Offering”) pursuant to a registration statement on Form S-11 under the Securities Act of 1933, as amended. As of December 31, 2012, the Company had received aggregate offering proceeds of approximately $67.6 million.

On October 5, 2012, the Company filed a registration statement on Form S-11 (Registration No. 333-184308) with the Securities and Exchange Commission (the “SEC”) in connection with the proposed offering of up to $200 million in shares of common stock, including shares to be issued pursuant to its distribution reinvestment plan (the “Follow-On Offering”). In conjunction with filing the Follow-On Offering, the Company extended its current Offering to the earlier of the date the Follow-On Offering is declared effective or April 7, 2013. As of the date of this filing, the registration statement for the Follow-On Offering has not been declared effective by the SEC.

As of December 31, 2012, the Company owned interests in six multifamily development joint ventures located in the United States. As of December 31, 2012, construction has been completed relating to one of the development properties and the other five were at various stages of completion, with scheduled completion dates ranging from the first quarter of 2013 to the third quarter of 2014. In addition, the Company owned 100% of a multi-tenant, three-building office complex which is classified as held for sale due to the Company’s determination to pursue the sale of the property in the second quarter of 2013.